Related Party Transactions (Details)							3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 08, 2025 USD ($) $ / shares shares	Feb. 13, 2024 $ / shares shares	Feb. 08, 2024 USD ($) shares	Feb. 01, 2024 shares	Nov. 29, 2023 USD ($) $ / shares shares	Jun. 19, 2021 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)
Related Party Transactions [Line Items]
Trading days									30 days		30 days
Fair value of founder shares (in Dollars) | $	$ 144,000
Share price per share (in Dollars per share) | $ / shares		$ 10					$ 10		$ 10
Administrative service expense (in Dollars) | $			$ 6,458				$ 19,374	$ 19,374	$ 38,748	$ 29,061	$ 67,809
Aggregate principal amount (in Dollars) | $						$ 300,000
Working capital loans (in Dollars) | $									$ 1,500,000		$ 1,500,000
After the completion period of business combination											1 year
Promissory note (in Dollars) | $											$ 0	$ 70,095
Mr. Holman [Member]
Related Party Transactions [Line Items]
Number of units issued in transaction (in Shares)	30,000
Founder Shares [Member]
Related Party Transactions [Line Items]
Offering and formation costs (in Dollars) | $						25,000
Number of units issued in transaction (in Shares)	30,000		90,000
Subject to forfeiture			600,000
Number of founder shares					30,000
Number of sponsor holding shares			30,000
Number of independent directors			2
Number of advisor			1
Additional public shares		2,400,000
Share price (in Dollars per share) | $ / shares		$ 10
Trading days									20 days
Threshold period after the business combination commencing									150 days
Fair value of founder shares (in Dollars) | $					$ 309,600
Share price per share (in Dollars per share) | $ / shares					$ 3.44
Founder Shares [Member]
Related Party Transactions [Line Items]
Offering and formation costs (in Dollars) | $						$ 25,000
Number of units issued in transaction (in Shares)					90,000
Subject to forfeiture			600,000
Number of founder shares					30,000
Number of sponsor holding shares			30,000
Number of independent directors			2
Number of advisor			1
Additional public shares		2,400,000
Share price (in Dollars per share) | $ / shares		$ 10
Trading days											20 days
Threshold period after the business combination commencing											150 days
Fair value of founder shares (in Dollars) | $					$ 309,600
Share price per share (in Dollars per share) | $ / shares					$ 3.44
Class B Ordinary Shares [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Number of units issued in transaction (in Shares)						2,875,000
Capitalization shares				1,437,500
Number of sponsor holding shares			4,510,000	4,222,500
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Capitalization shares			287,500
Class B Ordinary Shares [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Number of units issued in transaction (in Shares)						2,875,000
Capitalization shares				1,437,500
Number of sponsor holding shares			4,510,000	4,222,500
Class A Ordinary Shares | Founder Shares [Member]
Related Party Transactions [Line Items]
Closing price (in Dollars per share) | $ / shares									$ 12
Class A Ordinary Shares | Founder Shares [Member]
Related Party Transactions [Line Items]
Closing price (in Dollars per share) | $ / shares											$ 12
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Number of units issued in transaction (in Shares)		2,400,000
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Subject to forfeiture						562,500
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Subject to forfeiture						562,500
Initial Public Offering [Member]
Related Party Transactions [Line Items]
Number of units issued in transaction (in Shares)		18,400,000
Share price per share (in Dollars per share) | $ / shares		$ 10
Initial Public Offering [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Percentage of issued and outstanding shares after the initial public offering						20.00%
Share price per share (in Dollars per share) | $ / shares	$ 4.8
Initial Public Offering [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Percentage of issued and outstanding shares after the initial public offering						20.00%
Initial Public Offering [Member] | Class A Ordinary Shares
Related Party Transactions [Line Items]
Number of units issued in transaction (in Shares)		18,400,000
Private Placement [Member]
Related Party Transactions [Line Items]
Share price per share (in Dollars per share) | $ / shares							$ 10		$ 10		$ 10
Working capital loans (in Dollars) | $									$ 1,500,000		$ 1,500,000
Post-business combination price per share (in Dollars per share) | $ / shares									$ 10		$ 10
Private Placement [Member] | Class A Ordinary Shares
Related Party Transactions [Line Items]
Number of units issued in transaction (in Shares)									509,000		509,000
Share price per share (in Dollars per share) | $ / shares							$ 10		$ 10		$ 10